Sensitivites - Sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other environment related provision | Estimated future cash flows change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 188	£ 170
Change in risk variable, impact on net assets	188	170
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	12	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	1,002	952
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	11	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	733	723
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	4	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	88	42
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	4	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	635	612
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(164)	(257)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(119)	(190)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (111)	(183)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 16	17
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	650	730
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	3	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	41	42
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	3	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	444	429
US | Assumption of US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	24	26
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 414	£ 437
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Pensions | Assumption of US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%